Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of change in the net carrying amount of goodwill
The change in the net carrying amount of Goodwill from December 31, 2015 through December 31, 2017 was composed of the following items:

	Brazil	Mexico	Andean	Rest of World	Online & Partnerships	Other	Total
Balance at December 31, 2015	$417,938	$578,350	$246,375	$246,980	$459,786	$2,015	$1,951,444
Acquisitions	—	—	—	—	—	—	—
Dispositions	—	—	—	(148,264)	—	—	(148,264)
Impairments	—	—	—	—	—	—	—
Currency translation adjustments	83,117	(97,365)	7,536	(9,914)	—	—	(16,626)
Adjustments to prior acquisitions	—	—	—	—	—	—	—
Balance at December 31, 2016	$501,055	$480,985	$253,911	$88,802	$459,786	$2,015	$1,786,554
Acquisitions	—	—	—	3,584	—	—	3,584
Dispositions	—	—	—	—	—	—	—
Reclassification to Long-term assets held for sale	—	—	—	—	—	(2,015)	(2,015)
Impairments	—	—	—	—	—	—	—
Currency translation adjustments	(7,682)	22,388	18,270	6,312	954	—	40,242
Adjustments to prior acquisitions	—	—	—	—	—	—	—
Balance at December 31, 2017	$493,373	$503,373	$272,181	$98,698	$460,740	$—	$1,828,365

Summary of identifiable intangible assets
The following table summarizes our identifiable intangible assets as of December 31, 2017:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Amortization Period (Yrs)
Subject to amortization:
Student rosters	$80,564	$(79,005)	$1,559	1.9
Other	65,970	(31,750)	34,220	11.4
Not subject to amortization:
Tradenames	1,167,302	—	1,167,302	—
Total	$1,313,836	$(110,755)	$1,203,081

The following table summarizes our identifiable intangible assets as of December 31, 2016:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Amortization Period (Yrs)
Subject to amortization:
Student rosters	$77,763	$(74,269)	$3,494	3.0
Other	65,062	(22,521)	42,541	11.5
Not subject to amortization:
Tradenames	1,153,348	—	1,153,348	—
Total	$1,296,173	$(96,790)	$1,199,383

Schedule of asset impairment charges
The following table summarizes the Loss on impairment of assets:

For the years ended December 31,	2017	2016	2015
Impairments of Deferred costs and Other intangible assets, net	$2,696	$—	$—
Impairments of long-lived assets	4,425	—	—
Total	$7,121	$—	$—